Note 9 - Additional Information for Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average fair value of options granted (in dollars per share)	$ 0.09	$ 0.14	$ 0.43
Intrinsic value of options exercised	$ 0	$ 0	$ 0
Total fair value of options vested	$ 66,622	$ 97,707	$ 165,490